New Accounting Pronouncements	3 Months Ended
Jul. 25, 2014
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New Accounting Pronouncements

Note 2 – New Accounting Pronouncements

Recently Adopted

In July 2013, the Financial Accounting Standards Board (FASB) issued amended guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists. The guidance requires an unrecognized tax benefit, or a portion of an unrecognized tax benefit, to be presented as a reduction of a deferred tax asset when a net operating loss carryforward, similar tax loss, or tax credit carryforward exists, with certain exceptions. Medtronic prospectively adopted this accounting guidance in the first quarter of fiscal year 2015 and its adoption did not have a material impact on Medtronic’s consolidated financial statements.

In March 2013, the FASB issued amended guidance on a parent company’s accounting for the cumulative translation adjustment (CTA) recorded in accumulated other comprehensive income (AOCI) associated with a foreign entity. The amendment requires a parent to release into net income the CTA related to its investment in a foreign entity when it either sells a part or all of its investment, or no longer holds a controlling financial interest, in a subsidiary or group of assets within a foreign entity. This accounting guidance is effective prospectively for Medtronic in the first quarter of fiscal year 2015. This amended guidance had no immediate impact on Medtronic’s financial position or results of operations as Medtronic had no event or transaction described above.

Not Yet Adopted

In April 2014, the FASB issued amended guidance for reporting discontinued operations. The amended guidance changes the criteria for determining when the results of operations are to be reported as discontinued operations and expands the related disclosure requirements. The guidance defines a discontinued operation as a disposal of a component or group of components that is disposed of or classified as held for sale which is a strategic shift that has, or will have, a major effect on financial position and results of operations. This accounting guidance is effective prospectively for Medtronic beginning in the first quarter of fiscal year 2016, with early adoption permitted. The adoption is not expected to have a material impact on Medtronic’s consolidated financial statements.

In May 2014, the FASB issued amended revenue recognition guidance to clarify the principles for recognizing revenue from contracts with customers. The guidance requires an entity to recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which an entity expects to be entitled in exchange for those goods or services. The guidance also requires expanded disclosures relating to the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Additionally, qualitative and quantitative disclosures are required about customer contracts, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. This accounting guidance is effective for Medtronic beginning in the first quarter of fiscal year 2018 using one of two prescribed retrospective methods. Early adoption is not permitted. Medtronic is evaluating the impact of the amended revenue recognition guidance on Medtronic’s consolidated financial statements.